CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Total Mynd.ai Shareholders' Deficit	Common Stock	Treasury Stock	APIC	AOCI	Accumulated Deficit	Noncontrolling Interest
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury Stock, Common, Shares				0
Beginning balance (in shares) at Dec. 31, 2022			426,422,220
Beginning balance at Dec. 31, 2022	$ 133,611	$ 133,611	$ 426	$ 0	$ 448,065	$ 4,546	$ (319,426)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(39,395)	(39,428)					(39,428)	33
Foreign currency translation	(1,033)	(1,033)				(1,033)
Contributions from Controlling Shareholder	2,707	2,707			2,707
Acquisition of business (in shares)			30,055,600
Acquisition of business	24,704	22,848	$ 30		22,818			1,856
Forgiveness of related party payables	0
Ending balance (in shares) at Dec. 31, 2023			456,477,820
Ending balance at Dec. 31, 2023	120,594	118,705	$ 456	$ 0	473,590	3,513	(358,854)	1,889
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury Stock, Common, Shares				0
Net income	(95,752)	(95,719)					(95,719)	(33)
Foreign currency translation	497	397				397		100
Disposal of subsidiary	(2,522)	(566)				(566)		(1,956)
Share-based compensation	3,698	3,698			3,698
Share repurchase (in shares)				(1,519,230)
Share repurchase	(342)	(342)		$ (342)
Forgiveness of related party payables	2,412	2,412			2,412
Other equity adjustments	$ (220)	(220)			(220)
Ending balance (in shares) at Dec. 31, 2024	454,958,590		456,477,820
Ending balance at Dec. 31, 2024	$ 28,365	28,365	$ 456	$ (342)	479,480	3,344	(454,573)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury Stock, Common, Shares	(1,519,230)			(1,519,230)
Net income	$ (54,071)	(54,071)					(54,071)	0
Foreign currency translation	212	212				212		0
Share-based compensation	2,883	2,883			2,883
Vested of share-based compensation, net of shares withheld for taxes (in shares)			9,390,900
Vested share-based compensation, net of shares withheld for taxes	212	212	$ (9)		(221)
Share repurchase (in shares)				(529,650)
Share repurchase	(110)	(110)		$ (110)
Forgiveness of related party payables	5,217	5,217			5,217
Adjustments to Additional Paid in Capital, Warrant Issued	212	212			212
Treasury Stock Adjustment Shares				1,627,440
Treasury Stock Adjustment, Amount				$ (2)			2
Other equity adjustments	$ 2	2			(90)	92
Ending balance (in shares) at Dec. 31, 2025	462,192,400		465,868,720
Ending balance at Dec. 31, 2025	$ (17,502)	$ (17,502)	$ 465	$ (454)	$ 487,481	$ 3,648	$ (508,642)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury Stock, Common, Shares	(3,676,320)			(3,676,320)